UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brahman Capital Corp.
Address: 655 Third Avenue
         11th floor
         New York, NY  10017

13F File Number:  28-05444

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William D'Eredita
Title:     Chief Financial Officer
Phone:     (212) 681-9797

Signature, Place, and Date of Signing:

     William D'Eredita     New York, NY     February 14, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     31

Form13F Information Table Value Total:     $2,161,975 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGILENT TECHNOLOGIES INC       CALL             00846U901    27031   812000 SH  CALL SOLE    1              812000        0        0
AGILENT TECHNOLOGIES INC       COM              00846U101   224600  6746800 SH       SOLE    1             6746800        0        0
ALERIS INTL INC                COM              014477103    91290  2831600 SH       SOLE    1             2831600        0        0
AMERICAN EXPRESS CO            COM              025816109   119011  2312700 SH       SOLE    1             2312700        0        0
AMERICAN EXPRESS CO            CALL             025816909   126746  2463000 SH  CALL SOLE    1             2463000        0        0
ARCH CAP GROUP LTD             ORD              G0450A105    19704   359900 SH       SOLE    1              359900        0        0
ARCHIPELAGO HLDG INC           COM              03957A104    81950  1639000 SH       SOLE    1             1639000        0        0
AXIS CAPITAL HOLDINGS          SHS              G0692U109    21170   676800 SH       SOLE    1              676800        0        0
BEARINGPOINT INC               COM              074002106    62579  7961800 SH       SOLE    1             7961800        0        0
BISYS GROUP INC                COM              055472104    11080   790900 SH       SOLE    1              790900        0        0
CIT GROUP INC                  COM              125581108    68193  1317000 SH       SOLE    1             1317000        0        0
CYPRESS SEMICONDUCTOR CORP     CALL             232806909    32169  2257500 SH  CALL SOLE    1             2257500        0        0
FIRST DATA CORP                COM              319963104   151417  3520517 SH       SOLE    1             3520517        0        0
FIRST DATA CORP                CALL             319963904   218190  5073000 SH  CALL SOLE    1             5073000        0        0
HILLENBRAND INDS INC           COM              431573104    19862   402000 SH       SOLE    1              402000        0        0
IHS INC                        CL A             451734107     5130   250000 SH       SOLE    1              250000        0        0
JP MORGAN CHASE & CO           COM              46625H100    31751   800000 SH       SOLE    1              800000        0        0
NET 1 UEPS TECHNOLOGIES INC    COM NEW          64107N206    14425   500000 SH       SOLE    1              500000        0        0
NOVELIS INC                    COM              67000X106     1804    86400 SH       SOLE    1               86400        0        0
NTL INC DEL                    COM              62940M104   318973  4685283 SH       SOLE    1             4685283        0        0
NTL INC DEL                    CALL             62940M904    27130   398500 SH  CALL SOLE    1              398500        0        0
PHH CORP                       COM NEW          693320202    41943  1496900 SH       SOLE    1             1496900        0        0
PLAYTEX PRODS INC              COM              72813P100    20608  1507600 SH       SOLE    1             1507600        0        0
R H DONNELLEY CORP             COM NEW          74955W307    96539  1566700 SH       SOLE    1             1566700        0        0
ROTECH HEALTHCARE INC          COM              778669101    41553  2479300 SH       SOLE    1             2479300        0        0
SPDR TR                        PUT              78462F953     6226    50000 SH  PUT  SOLE    1               50000        0        0
SPRINT NEXTEL CORP             CALL             852061900    21281   911000 SH  CALL SOLE    1              911000        0        0
SPRINT NEXTEL CORP             COM FON          852061100   126318  5407500 SH       SOLE    1             5407500        0        0
THERAVANCE INC                 COM              88338T104    22906  1017165 SH       SOLE    1             1017165        0        0
TXU CORP                       COM              873168108    73904  1472500 SH       SOLE    1             1472500        0        0
USA MOBILITY INC               COM              90341G103    36492  1316479 SH       SOLE    1             1316479        0        0